Deposits from customers	12 Months Ended
Dec. 31, 2018
Deposits from customers [Abstract]
Deposits from customers

37.   Deposits from customers

Financial liabilities called “Deposits from customers” are initially measured at fair value and subsequently at amortized cost, using the effective interest rate method.

Composition by nature

	R$ thousand
	On December 31
	2018	2017
Demand deposits	34,178,563	33,058,324
Savings deposits	111,170,912	103,332,697
Time deposits	195,398,721	125,617,424
Total	340,748,196	262,008,445